Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of FreeSeas Inc. and its wholly owned subsidiaries (collectively, the “Company” or “FreeSeas”). FreeSeas, formerly known as Adventure Holdings S.A., was incorporated in the Marshall Islands on April 23, 2004 for the purpose of being the ultimate holding company of ship-owning companies.

We have contracted the management of our fleet to entities controlled (our Managers) by Ion G. Varouxakis, our Chairman, President and Chief Executive Officer. Our Managers provide technical management of our fleet, commercial management of our fleet, financial reporting and accounting services and office space (see Note 4).

Effective January 15, 2016, April 14, 2016, February 7, 2017 and February 6, 2018 the Company effectuated a 60-to-1, a 200-to-1, a 5,000-to-1 reverse stock split and a 5,000-to-1 reverse stock split respectively, on its issued and outstanding common stock (Note 14). All share and per share amounts disclosed in the financial statements give effect to the reverse stock splits retroactively, for all periods presented.

On April 21, 2016, the Company was notified by The NASDAQ Stock Market LLC (“NASDAQ”) that its pending appeal before the NASDAQ Listing Qualifications Hearing Panel had been denied, and that trading in the Company’s common stock was suspended on NASDAQ effective with the open of business on Monday April 25, 2016. On April 25, 2016, the Company’s common stock began trading on the OTCQB market operated by OTC Markets Group Inc. (“OTC Markets”) under the trading symbol “FREEF.” On June 15, 2017, the Company was notified by the OTC Markets that as a result of the Company’s failure to timely file its 2016 annual report on Form 20-F, the Company’s common stock has been removed from the OTCQB market and is currently quoted on the OTC Pink market operated by the OTC Markets, effective June 16, 2017, under the same trading symbol of “FREEF”.

On May 20, 2015, the M/V Free Hero, 1995-built, 24,318 dwt Handysize dry bulk carrier and the M/V Free Goddess, 1995-built, 22,051 dwt Handysize dry bulk carrier, have been sold for a gross sale price of $5,500 each, and the Company’s subsidiaries have entered into long-term bareboat agreements for such vessels with purchase options at a daily hire rate of $1,100 per vessel (not expressed in thousands). The vessels have been renamed to Fiorello and Figaro, respectively (Note 6).

On June 15, 2016, the bareboat hire agreement in connection with the M/V Fiorello was terminated. Subsequent to the termination of the hire, the vessel was sold for a gross sale price of $1,490 with the sale proceeds being applied towards obligations to the Bareboat Owners of the vessel and trade creditors (Note 6).

On September 26, 2016, the Company sold to unrelated third parties the M/V Free Maverick, a 1998-built, 23,994 dwt Handysize dry bulk carrier for a gross sale price of $1,925. As a result of the sale the Company recognized a loss of $277 (Note 5).

On September 30, 2017, the bareboat hire agreement in connection with the M/V Figaro was terminated. Subsequent to the termination of the hire, the vessel was sold to unrelated third parties. The Company realized the amount of $1,924 as gain on settlement of liability in the accompanying consolidated statement of operations for the year ended December 31, 2017, (Note 6).

As of December 31, 2017, the Company owns and operates one Handysize dry bulk carrier. As of December 31, 2017, FreeSeas is the owner of the outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract/ Bareboat Charter Termination	Date of Initiation of Bareboat Charter

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A	N/A
Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A	N/A
Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A	N/A
Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	05/20/15	N/A	N/A
Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	05/20/15	N/A	N/A
Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	02/18/14	N/A	N/A
Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	09/16/14	N/A	N/A
Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	09/24/14	N/A	N/A
Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A	N/A
Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	09/26/16	N/A	N/A
Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A	N/A
Largo Al Factotum S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12	N/A
Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12	N/A
Nemorino Shipping S.A.	100%	Nemorino	Handymax	47,777	2002	N/A	N/A	09/09/15	09/16/14
Fiorello Shipping S.A.	100%	Fiorello	Handysize	24,318	1995	N/A	N/A	06/15/16	05/20/15
Figaro Shipping S.A.	100%	Figaro	Handysize	22,051	1995	N/A	N/A	09/30/17	05/20/15
Standcorp International Limited	51%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A